Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INSTITUTIONAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CISGX

TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Sands Capital Institutional Growth Fund seeks long-term capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Management Fees		0.78%
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.80%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.80%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Expense Example, With Redemption, 1 Year	82
Expense Example, With Redemption, 3 Years	255
Expense Example, With Redemption, 5 Years	444
Expense Example, With Redemption, 10 Years	990

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies.  For purposes of this
Fund, large capitalization companies are defined as companies with a market capitalization found within the Russell 1000 Index (between $1.6 billion and
$411 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase.  The market capitalization range and composition of the
Russell 1000 Index are subject to change.  The Fund will typically own between
25 and 30 stocks and is non-diversified.

The Fund's sub-advisor, Sands Capital Management, LLC ("Sands Capital"), seeks companies with: sustainable above-average earnings growth; significant competitive advantages; a leadership position or proprietary niche; a clear sense of purpose and mission in an understandable business and financial strength; and that is rationally valued relative to comparable companies, the market, and the business prospects for that particular company.  Sands Capital has a three-pronged sell discipline.  Sands Capital typically sells a company for one of the following reasons: deterioration in fundamentals; slowing growth/maturing business; or opportunity cost.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking long-term capital appreciation.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (before taxes) and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception (before and after taxes) compare with the Russell 1000 Growth Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Sands Capital Institutional Growth Fund Total Return as of December 31

Best Quarter: 2nd Quarter 2009 +21.85% Worst Quarter: 4th Quarter 2008 -30.53%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an
IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND	Return Before Taxes	2.28%	6.22%	6.02%	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND After Taxes on Distributions	Return After Taxes on Distributions	2.28%	6.08%	5.92%	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.48%	5.31%	5.19%	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	4.37%	Jan 21, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Sands Capital Institutional Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies.  For purposes of this
Fund, large capitalization companies are defined as companies with a market capitalization found within the Russell 1000 Index (between $1.6 billion and
$411 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase.  The market capitalization range and composition of the
Russell 1000 Index are subject to change.  The Fund will typically own between
25 and 30 stocks and is non-diversified.

The Fund's sub-advisor, Sands Capital Management, LLC ("Sands Capital"), seeks companies with: sustainable above-average earnings growth; significant competitive advantages; a leadership position or proprietary niche; a clear sense of purpose and mission in an understandable business and financial strength; and that is rationally valued relative to comparable companies, the market, and the business prospects for that particular company.  Sands Capital has a three-pronged sell discipline.  Sands Capital typically sells a company for one of the following reasons: deterioration in fundamentals; slowing
		growth/maturing business; or opportunity cost.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking long-term capital appreciation.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of
		the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (before taxes) and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception (before and after taxes) compare with the Russell 1000 Growth Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (before taxes) and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception (before and after taxes) compare with the Russell 1000 Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Sands Capital Institutional Growth Fund Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +21.85% Worst Quarter: 4th Quarter 2008 -30.53%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an
		IRA, 401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.78%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2006	rr_AnnualReturn2006	(5.85%)
Annual Return 2007	rr_AnnualReturn2007	18.74%
Annual Return 2008	rr_AnnualReturn2008	(48.45%)
Annual Return 2009	rr_AnnualReturn2009	71.08%
Annual Return 2010	rr_AnnualReturn2010	26.26%
Annual Return 2011	rr_AnnualReturn2011	2.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.53%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2005

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.80%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.